Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Income Before Income Tax Expense by Jurisdiction
The following table summarizes the (loss) income before income tax expense by jurisdiction for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Domestic	$(84,113)	$(65,940)	$(80,893)
Foreign	162	280	—

Loss before income tax expense	$(83,951)	$(65,660)	$(80,893)

Summary of Difference Between Provision for Income Taxes and Amounts Computed by Applying Statutory Federal Income Tax Rate to Income Before Income Taxes	The difference between the Company’s provision for income taxes and the amounts computed by applying the statutory federal income tax rate to income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Tax provision derived by applying the federal statutory rate to income before income taxes	$(17,630)	$(13,789)	$(16,988)
Permanent differences and other	1,042	1,002	482
Federal tax credits	(3,559)	(3,815)	(3,905)
State tax credits	(640)	(152)	(251)
Effect of tax rate on foreign jurisdiction	42	(5)	—
Change in the valuation allowance	20,609	16,900	20,662

Income tax (benefit) expense	$(136)	$141	$—

Components of Deferred Tax Assets and Liabilities
The components of the deferred tax assets and liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$68,917	$64,531
Intangible assets	11,149	57
Deferred revenue	566	—
Accrued expense	668	846
Stock-based compensation	3,293	2,767
Federal tax credits	21,914	18,579
State tax credits	1,631	991
Other	190	220

Total deferred tax assets	108,328	87,991
Deferred tax liabilities
Depreciable assets	(676)	(948)

Total deferred tax liabilities	(676)	(948)
Less: Valuation allowance	(107,652)	(87,043)

Deferred tax assets, net	$—	$—